General	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General

1. GENERAL

(1)	Summary of the Parent company

Woori Financial Group, Inc. (hereinafter referred to the “Group” or the “Parent company”) is primarily aimed at controlling subsidiaries that operate in the financial industry or those that are closely related to the financial industry through the ownership of shares and was established on January 11, 2019 under the Financial Holding Company Act through the comprehensive transfer with shareholders of Woori Bank (hereinafter referred to the “Bank”), Woori FIS Co., Ltd., Woori Finance Research Institute Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Services Co., Ltd. and Woori Private Equity Asset Management Co., Ltd. The headquarters of the Parent company is located at 51, Sogong-ro, Jung-gu, Seoul, Korea, and the capital is 3,611,338 million Won as of December 31, 2020 while the Korea Deposit Insurance Corp. (“KDIC”), the Parent company’s largest shareholder, owns 124,604,797 shares (17.25%) of the Parent company’s stocks issued. The company’s stocks were listed on the Korea Exchange on February 13, 2019, and its American Depository Shares (“ADS”) are also being traded as the underlying common stock on the New York Stock Exchange since the same date.

The details of stock transfer between the Parent company and subsidiaries as of incorporation are as follows (Unit: Number of shares):

Stock transfer company	Total number of issued shares	Exchange ratio per share	Number of Parent company’s stocks
Woori Bank	676,000,000	1.0000000	676,000,000
Woori FIS Co., Ltd.	4,900,000	0.2999708	1,469,857
Woori Finance Research Institute Co., Ltd.	600,000	0.1888165	113,289
Woori Credit Information Co., Ltd.	1,008,000	1.1037292	1,112,559
Woori Fund Service Co., Ltd.	2,000,000	0.4709031	941,806
Woori Private Equity Asset Management Co., Ltd.	6,000,000	0.0877992	526,795

As of August 1, 2019, the Parent company acquired a 73% interest in Tongyang Asset Management Co., Ltd. and changed the name to Woori Asset Management Corp. Also, as of August 1, 2019, the Parent company gained 100% control of ABL Asset Management Co., Ltd., added it as a consolidated subsidiary and changed the name to Woori Global Asset Management Co., Ltd. on December 6, 2019.

The Parent company paid 598,391 million Won in cash and 42,103,377 new shares of the Parent company to acquire 100% interest of Woori Card Co., Ltd. from its subsidiary, Woori Bank, on September 10, 2019. On the same date, the Parent company also acquired 59.8% interest of Woori Investment Bank Co., Ltd. from Woori Bank with 392,795 million Won in cash.

As of December 30, 2019, the Parent company acquired a 67.2% interest (excluding treasury stocks, 51% interest including treasury stocks) in Woori Asset Trust Co., Ltd. (formerly Kukje Asset Trust Co., Ltd.) and added it as a consolidated subsidiary at the end of 2019.

The Group acquired 76.8% (excluding treasury stocks, 74.0% interest including treasury stocks) interest in Woori Financial Capital Co., Ltd. (formerly Aju Capital Co., Ltd.) on December 10, 2020.

(2)	Details of the Parent company and subsidiaries (hereinafter ‘Group’) as of December 31, 2019 and 2020 are as follows:

			Percentage of ownership (%)				Location		Financial statements date of use
Subsidiaries	Main business		December 31, 2019		December 31, 2020
Held by Woori Financial Group Inc.
Woori Bank	Bank		100.0		100.0		Korea		December 31
Woori Card Co., Ltd.	Finance		100.0		100.0		Korea		December 31
Woori Financial Capital Co., Ltd.	Finance		—		76.8		Korea		December 31
Woori Investment Bank Co., Ltd.(*7)	Other credit finance business		59.8		58.7		Korea		December 31
Woori Asset Trust Co., Ltd.	Real estate trust		67.2		67.2		Korea		December 31
Woori Asset Management Corp.	Finance		73.0		73.0		Korea		December 31
Woori Credit Information Co., Ltd.	Credit information		100.0		100.0		Korea		December 31
Woori Fund Service Co., Ltd.	Finance		100.0		100.0		Korea		December 31
Woori Private Equity Asset Management Co., Ltd.	Finance		100.0		100.0		Korea		December 31
Woori Global Asset Management Co., Ltd.	Finance		100.0		100.0		Korea		December 31
Woori FIS Co., Ltd.	System software development & maintenance		100.0		100.0		Korea		December 31
Woori Finance Research Institute Co., Ltd.	Other service business		100.0		100.0		Korea		December 31
Held by Woori Bank
Woori America Bank	Finance		100.0		100.0		America		December 31
Woori Global Markets Asia Limited	Finance		100.0		100.0		Hong Kong		December 31
Woori Bank China Limited	Finance		100.0		100.0		China		December 31
AO Woori Bank	Finance		100.0		100.0		Russia		December 31
PT Bank Woori Saudara Indonesia 1906 Tbk	Finance		79.9		79.9		Indonesia		December 31
Banco Woori Bank do Brasil S.A.	Finance		100.0		100.0		Brazil		December 31
Korea BTL Infrastructure Fund	Finance		99.9		99.9		Korea		December 31
Woori Finance Cambodia PLC.(*1)(*5)	Finance		100.0		—		Cambodia		—
Woori Finance Myanmar Co., Ltd.	Finance		100.0		100.0		Myanmar		December 31
Wealth Development Bank	Finance		51.0		51.0		Philippines		December 31
Woori Bank Vietnam Limited	Finance		100.0		100.0		Vietnam		December 31
WB Finance Co., Ltd.	Finance		100.0		100.0		Cambodia		December 31
Woori Bank Europe	Finance		100.0		100.0		Germany		December 31
Kumho Trust First Co., Ltd.(*2)	Asset securitization		0.0		0.0		Korea		December 31
Asiana Saigon Inc. (*2)	Asset securitization		0.0		0.0		Korea		December 31
KAMCO Value Recreation First Securitization Specialty Co., Ltd.(*2)	Asset securitization		15.0		15.0		Korea		December 31
Hermes STX Co., Ltd.(*2)	Asset securitization		0.0		0.0		Korea		December 31
BWL First Co., LLC(*2)	Asset securitization		0.0		0.0		Korea		December 31
Deogi Dream Fourth Co., Ltd.(*2)	Asset securitization		0.0		0.0		Korea		December 31
Jeonju IWon Ltd.(*2)	Asset securitization		0.0		0.0		Korea		December 31
Wonju I one Inc.(*2)	Asset securitization		0.0		0.0		Korea		December 31
Heitz Third Co., Ltd.(*2)	Asset securitization		0.0		0.0		Korea		December 31
Woorihansoop 1st Co., Ltd.(*2)	Asset securitization		0.0		0.0		Korea		December 31
Electric Cable First Co., Ltd.(*2)(*5)	Asset securitization		0.0		—		Korea		—
Woori International First Co., Ltd.(*2)	Asset securitization		0.0		0.0		Korea		December 31
Woori WEBST 1st Co., Ltd.(*2)(*5)	Asset securitization		0.0		—		Korea		—
Wibihansoop 1st Co., Ltd.(*2)	Asset securitization		0.0		0.0		Korea		December 31
Uri QS 1st Co., Ltd.(*2)	Asset securitization		0.0		0.0		Korea		December 31
Uri Display 1st Co., Ltd.(*2)	Asset securitization		0.0		0.0		Korea		December 31
Tiger Eyes 2nd Co., Ltd.(*2)	Asset securitization		0.0		0.0		Korea		December 31
Woori Serveone 1st Co., Ltd.(*2)(*5)	Asset securitization		0.0		—		Korea		—
Uri Display 2nd Co., Ltd.(*2)	Asset securitization		0.0		0.0		Korea		December 31
Woori the Colony Unjung Securitization Specialty Co., Ltd.(*2)	Asset securitization		0.0		0.0		Korea		December 31
Woori Dream 1st Co., Ltd.(*2)	Asset securitization		0.0		0.0		Korea		December 31
Woori Dream 2nd Co., Ltd.(*2)	Asset securitization		0.0		0.0		Korea		December 31
Woori H 1st Co., Ltd.(*2)	Asset securitization		0.0		0.0		Korea		December 31
Woori HS 2nd Co., Ltd.(*5)	Asset securitization		0.0		—		Korea		—
Woori Sinnonhyeon 1st Inc.(*2)	Asset securitization		0.0		0.0		Korea		December 31
Woori K 1st Co., Ltd.(*2)	Asset securitization		0.0		0.0		Korea		December 31
Uri S 1st Co., Ltd.(*2)	Asset securitization		0.0		0.0		Korea		December 31
Smart Casting Inc.(*2)(*5)	Asset securitization		0.0		—		Korea		—
Uri Display 3rd Co., Ltd.(*2)	Asset securitization		0.0		0.0		Korea		December 31
TY 1st Co., Ltd.(*2)	Asset securitization		0.0		0.0		Korea		December 31
Woori HJ 2nd Co., Ltd.(*2)	Asset securitization		0.0		0.0		Korea		December 31
Woori-HJ 3rd Co., Ltd.(*2)	Asset securitization		0.0		0.0		Korea		December 31
Uri K 2nd Co., Ltd.(*2)	Asset securitization		0.0		0.0		Korea		December 31
Woori KC No.1 Co., Ltd.(*2)	Asset securitization		0.0		0.0		Korea		December 31
Woori Lake 1st., Ltd.(*2)(*5)	Asset securitization		0.0		—		Korea		—
Woori QSell 2nd Co., Ltd.(*2)	Asset securitization		0.0		0.0		Korea		December 31
Quantum Jump the 1st Co., Ltd.(*2)	Asset securitization		0.0		0.0		Korea		December 31
Quantum Jump the 2nd Co., Ltd.(*2)	Asset securitization		0.0		0.0		Korea		December 31
Woori BK the 1st Co., Ltd.(*2)	Asset securitization		0.0		0.0		Korea		December 31
Woori-HC 1st Co., Ltd.(*2)	Asset securitization		0.0		0.0		Korea		December 31
Wivi Synergy 1st Co., Ltd.(*2)	Asset securitization		0.0		0.0		Korea		December 31
ATLANTIC TRANSPORTATION 1 S.A.(*2)	Asset securitization		0.0		0.0		Marshall islands		December 31
Woori Gongdeok First Co., Ltd.(*2)	Asset securitization		0.0		0.0		Korea		December 31
HD Project Co., Ltd.(*2)	Asset securitization		0.0		0.0		Korea		December 31
Woori HW 1st Co., Ltd.(*2)	Asset securitization		0.0		0.0		Korea		December 31
Woori HC 2nd Co., Ltd.(*2)	Asset securitization		0.0		0.0		Korea		December 31
Woori Dream 3rd Co., Ltd.(*2)	Asset securitization		0.0		0.0		Korea		December 31
Woori SJS 1st Co., Ltd.(*2)	Asset securitization		0.0		0.0		Korea		December 31
Woori Steel 1st Co., Ltd(*2)	Asset securitization		—		0.0		Korea		December 31
Woori-HWC 1st Co., Ltd.(*2)	Asset securitization		—		0.0		Korea		December 31
SPG the 1st Co., Ltd.(*2)	Asset securitization		—		0.0		Korea		December 31
Woori Park I 1st co., Ltd(*2)	Asset securitization		—		0.0		Korea		December 31
Woori HC 3rd Co., Ltd.(*2)	Asset securitization		—		0.0		Korea		December 31
Woori DS 1st co., Ltd(*2)	Asset securitization		—		0.0		Korea		December 31
Woori HC 4th Co., Ltd.(*2)	Asset securitization		—		0.0		Korea		December 31
Woori SKR 1st Co., Ltd.(*2)	Asset securitization		—		0.0		Korea		December 31
G5 Pro Short-term Bond Investment Fund 13(*3)	Securities investment and others		100.0		100.0		Korea		December 31
Heungkuk Global Private Placement Investment Trust No. 1(*3)	Securities investment and others		98.5		98.5		Korea		December 31
AI Partners UK Water Supply Private Placement Investment Trust No.2(*3)	Securities investment and others		97.3		97.3		England		December 31
Consus Sakhalin Real Estate Investment Trust 1st(*5)	Securities investment and others		75.0		—		Korea		—
Multi Asset Global Real Estate Investment Trust No. 5-2(*3)	Securities investment and others		99.0		99.0		Korea		December 31
Igis Australia Investment Trust No. 209-1(*3)	Securities investment and others		99.4		99.4		Korea		December 31
INMARK Spain Private Placement Real Estate Investment Trust No. 26-2(*3)	Securities investment and others		—		97.7		Korea		December 31
Woori G Japan Investment Trust No. 1-2(*3)	Securities investment and others		—		98.8		Korea		December 31
IGIS Global Private Placement Real Estate Fund No. 316-1(*3)	Securities investment and others		99.3		99.3		Korea		December 31
Principal Guaranteed Trust(*4)	Trust		0.0		0.0		Korea		December 31
Principal and Interest Guaranteed Trust(*4)	Trust		0.0		0.0		Korea		December 31
Held by Multi Asset Global Real Estate Investment Trust No. 5-2 MAGI No.5 LuxCo S.a.r.l.(*3)	Asset securitization		54.6		54.6		Luxembourg		December 31
Held by MAGI No.5 LuxCo S.a.r.l. ADP 16 Brussels(*2)	Asset securitization		0.0		0.0		Belgium		December 31
Held by Woori Card Co., Ltd.
TUTU Finance –WCI Myanmar Co., Ltd.	Finance		100.0		100.0		Myanmar		December 31
Woori Card one of 2017-1 Securitization Specialty Co., Ltd.(*2) (*5)	Asset securitization		0.5		—		Korea		—
Woori Card one of 2017-2 Securitization Specialty Co., Ltd.(*2)	Asset securitization		0.5		0.5		Korea		December 31
Woori Card one of 2018-1 Securitization Specialty Co., Ltd.(*2)	Asset securitization		0.5		0.5		Korea		December 31
Woori Card 2019-1 Asset Securitization Specialty Co., Ltd.(*2)	Asset securitization		0.5		0.5		Korea		December 31
Woori Card 2020-1 Asset Securitization Specialty Co., Ltd.(*2)	Asset securitization		—		0.5		Korea		December 31
Held by Woori Financial Capital Co., Ltd.
Woori Savings Bank	Bank		—		100.0		Korea		December 31
ACE Auto Invest the 46th Securitization Specialty Co., Ltd.(*2)	Asset securitization		—		1.0		Korea		December 31
ACE Auto Invest the 47th Securitization Specialty Co., Ltd.(*2)	Asset securitization		—		1.0		Korea		December 31
ACE Auto Invest the 48th Securitization Specialty Co., Ltd.(*2)	Asset securitization		—		1.0		Korea		December 31
ACE Auto Invest the 49th Securitization Specialty Co., Ltd.(*2)	Asset securitization		—		1.0		Korea		December 31
Specified Money Market Trust	Trust		—		100.0		Korea		December 31
Held by Woori Investment Bank Co., Ltd.
Dongwoo First Securitization Specialty Co., Ltd.(*2)(*5)	Asset securitization		5.0		—		Korea		—
Seari First Securitization Specialty Co., Ltd.(*2)	Asset securitization		5.0		5.0		Korea		December 31
Seari Second Securitization Specialty Co., Ltd.(*2)	Asset securitization		5.0		5.0		Korea		December 31
Namjong 1st Securitization Specialty Co., Ltd.(*2)	Asset securitization		5.0		5.0		Korea		December 31
Bukgeum First Securitization Specialty Co., Ltd.(*2)	Asset securitization		5.0		5.0		Korea		December 31
Bukgeum Second Securitization Specialty Co., Ltd.(*2)	Asset securitization		5.0		5.0		Korea		December 31
WS1909 Securitization Specialty Co., Ltd.(*2)	Asset securitization		5.0		5.0		Korea		December 31
WS2003 Securitization Specialty Co., Ltd.(*2)	Asset securitization		—		5.0		Korea		December 31
WS2006 Securitization Specialty Co., Ltd.(*2)	Asset securitization		—		5.0		Korea		December 31
WJ2008 Securitization Specialty Co., Ltd.(*2)	Asset securitization		—		5.0		Korea		December 31
One Punch Korea the 1st Co., Ltd.(*2).		Asset securitization		0.0		0.0			Korea		December 31
One Punch blue the 1st Co., Ltd.(*2)		Asset securitization		0.0		0.0			Korea		December 31
Held by Woori Asset Management Corp.
Woori China Convertible Bond Hedging feeder Investment Trust H (debt-oriented hybrid)(*3)		Securities investment and others		98.8		99.6			Korea		December 31
Woori China Convertible Bond Master Fund (debt-oriented hybrid)(*3)		Securities investment and others		98.6		34.5			Korea		December 31
Woori Yellow Chip High Yield Strategic Allocation 1 (FOF)(*3)		Securities investment and others		—		89.8			Korea		December 31
Woori Together TDF 2025(*3)		Securities investment and others		—		47.6			Korea		December 31
Woori Together TDF 2030(*3)		Securities investment and others		—		47.4			Korea		December 31
Woori Together TDF 2035(*3)		Securities investment and others		—		47.8			Korea		December 31
Woori Together TDF 2040(*3)		Securities investment and others		—		48.8			Korea		December 31
Woori Together TDF 2045(*3)		Securities investment and others		—		47.7			Korea		December 31
Woori Together TDF 2050(*3)		Securities investment and others		—		87.0			Korea		December 31
Held by Woori Financial Capital Co., Ltd., Woori Private Equity Asset Management Co., Ltd. and Woori Investment Bank Co., Ltd.(*6)
Japanese Hotel Real Estate Private Equity Fund 1(*3)		Securities investment and others		45.5		100.0			Korea		December 31
Held by Woori Global Asset Management Co., Ltd.
Woori G China Value Equity (C/C(F))(*3)(*5)		Securities investment and others		95.1		—			Korea		—
Woori G Global Multi Asset Income Private Placement Investment Trust_Class Cs(*3)		Securities investment and others		—		22.2			Korea		December 31
Held by Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd and Woori Private Equity Asset Management Co., Ltd.(*6)
Woori Innovative Growth Professional Investment Type Private Investment Trust No.1(*3)		Securities investment and others		60.0		90.0			Korea		December 31
Woori Innovative Growth Professional Investment Type Private Investment Trust No.2(*3)		Securities investment and others		—		85.0			Korea		December 31
Held by Woori bank and Woori Investment Bank Co., Ltd.(*6)
Heungkuk Woori Tech Company Private Placement Investment Trust No. 1(*3)		Securities investment and others		100.0		100.0			Korea		December 31
Woori Global Development Infrastructure Synergy Company Private Placement Investment Trust No.1(*3)		Securities investment and others		100.0		100.0			Korea		December 31
Woori G NorthAmerica Infra Private Placement Investment Trust No. 1(*3)		Securities investment and others		—		100.0			Korea		December 31
Woori G Infrastructure New Deal Specialized Investment Private Equity Investment Trust No. 1(*3)		Securities investment and others		—		100.0			Korea		December 31
Woori G Private Placement Real Estate Investment Trust No.2(*3)		Securities investment and others		—		30.1			Korea		December 31
Held by Woori bank(*6)
Woori G Woori Bank Partners Private Placement Investment Trust No. 1(*3)	Securities investment and others		—		92.6			Korea		December 31
Woori G Secondary Private Placement Investment Trust No. 1(*3)	Securities investment and others		—		97.2			Korea		December 31
Woori G Private Placement Real Estate Investment Trust No.1[USD](*3)	Securities investment and others		—		80.0			Korea		December 31
Held by Woori Financial Capital Co., Ltd.
Woori G Japan Private Placement Real Estate Feeder Investment Trust No.1-1(*3)	Securities investment and others		—		63.2			Korea		December 31
Held by Woori G Japan Private Placement Real Estate Feeder Investment Trust No.1-1 and Woori G Japan Investment Trust No. 1-2
Woori G Japan Private Placement Real Estate Master Investment Trust No.1(*3)	Securities investment and others		—		100.0			Korea		December 31
Held by Woori G Japan Private Placement Real Estate Master Investment Trust No.1 GK OK Chatan(*3)	Other financial services		—		—			Japan		December 31

(*1)	The entity was merged with WB Finance Co., Ltd., which is a second-tier subsidiary, during current period.
(*2)

The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.

(*3)

The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.

(*4)

The entity is a ‘money trust’ under the Financial Investment Services and Capital Markets Act. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.

(*5)	Companies are excluded from the consolidation as of December 31, 2020.
(*6)

Determined that the Group controls the investees, considering the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns, by two or more subsidiaries’ investment or operation.

(*7)	The equity ratio changed due to paid-in capital increase during the current term.

(3)	The Group has not consolidated the following entities as of December 31, 2019 and 2020 despite having more than 50% ownership interest:

	As of December 31, 2019
Subsidiaries	Location	Main Business	Percentage of ownership (%)
Golden Bridge NHN Online Private Equity Investment(*)	Korea	Securities Investment	60.0
Mirae Asset Maps Clean Water Private Equity Investment Trust 7th(*)	Korea	Securities Investment	59.7
Kiwoom Yonsei Private Equity Investment Trust(*)	Korea	Securities Investment	88.9
IGIS Europe Private Placement Real Estate Fund No. 163-2(*)	Korea	Securities Investment	97.9
IGIS Global Private Placement Real Estate Fund No. 148-1(*)	Korea	Securities Investment	75.0
IGIS Global Private Placement Real Estate Fund No. 148-2(*)	Korea	Securities Investment	75.0
Mirae Asset Seoul Ring Expressway Private Special Asset Fund No. 1(*)	Korea	Securities Investment	66.7
Hangkang Sewage Treatment Plant Fund(*)	Korea	Securities Investment	55.6
KIM Pocheon-Hwado Highway Infra Private Placement Special Asset Fund(*)	Korea	Securities Investment	55.2

(*)	Since the investee is a private equity investment fund, the Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.

	As of December 31, 2020
Subsidiaries	Location	Main Business	Percentage of ownership (%)
Mirae Asset Maps Clean Water Private Equity Investment Trust 7th(*)	Korea	Securities Investment	59.7
Kiwoom Yonsei Private Equity Investment Trust(*)	Korea	Securities Investment	88.9
IGIS Europe Private Placement Real Estate Fund No. 163-2(*)	Korea	Securities Investment	97.9
IGIS Global Private Placement Real Estate Fund No. 148-1(*)	Korea	Securities Investment	75.0
IGIS Global Private Placement Real Estate Fund No. 148-2(*)	Korea	Securities Investment	75.0
Mirae Asset Seoul Ring Expressway Private Special Asset Fund No. 1(*)	Korea	Securities Investment	66.7
Hangkang Sewage Treatment Plant Fund(*)	Korea	Securities Investment	55.6
KIM Pocheon-Hwado Highway Infra Private Placement Special Asset Fund(*)	Korea	Securities Investment	55.2
Kiwoom-Harmony Private Placement Investment Trust No.2 (*)	Korea	Securities Investment	96.3
Kiwoom-Harmony Private Placement Investment Trust No.1 (*)	Korea	Securities Investment	95.7
Midas Global Private Placement Real Estate Investment Trust No. 7-2(*)	Korea	Securities Investment	58.3
Together-Korea Government Private Pool Private Securities Investment Trust No.3(*)	Korea	Securities Investment	100.0
INMARK France Private Placement Investment Trust No. 18-1(*)	Korea	Securities Investment	93.8
Kiwoom Vibrato Private Placement Investment Trust 1-W(EUR)(*)	Korea	Securities Investment	99.3

(*)	Since the investee is a private equity investment fund, the Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.

(4)

The summarized financial information of the major subsidiaries are as follows. The financial information of each subsidiary was prepared on the basis of consolidated financial statements (Unit: Korean Won in millions):

	As of and for the year ended December 31, 2019
Subsidiaries	Assets	Liabilities	Operating revenue	Net income (loss) attributable to owners	Comprehensive income (loss) attributable to owners
Woori Bank(*1)	348,181,658	325,526,568	22,240,947	1,505,547	1,531,793
Woori Card Co., Ltd.	10,087,342	8,299,175	1,368,234	114,196	111,782
Woori Investment Bank Co., Ltd.	3,398,960	3,031,622	204,655	53,358	52,095
Woori Asset Trust Co., Ltd.(*2)	139,839	45,410	—	—	—
Woori Asset Management Corp.(*2)	113,037	6,301	9,204	1,720	2,544
Woori Credit Information Co., Ltd.	37,872	7,948	39,118	1,698	1,389
Woori Fund Service Co., Ltd.	16,852	2,109	11,071	1,735	1,735
Woori Private Equity Asset Management Co., Ltd.	38,243	2,985	4,152	(2,087)	(2,124)
Woori Global Asset Management Co., Ltd.(*2)	32,807	3,230	3,588	(1,360)	(1,360)
Woori FIS Co., Ltd.	91,079	55,112	244,923	3,107	3,119
Woori Finance Research Institute Co., Ltd.	5,447	1,999	5,452	160	117

(*1)	The amount is prepared based on the consolidated financial statements of Woori Bank (before reflecting the classification of profit or loss of the discontinued operation).
(*2)

Net income (loss) attributable to owners of Woori Asset Trust Co., Ltd., Woori Asset Management Corp. and Woori Global Asset Management Co., Ltd. are prepared on a cumulative basis from the date on which the entities were included as subsidiaries, to December 31, 2019.

	As of and for the year ended December 31, 2020
Subsidiaries	Assets	Liabilities	Operating revenue	Net income (loss) attributable to owners	Comprehensive income (loss) attributable to owners
Woori Bank	374,310,415	350,790,158	26,838,766	1,363,224	1,295,302
Woori Card Co., Ltd.	11,366,596	9,312,986	1,388,208	120,230	118,109
Woori Financial Capital Co., Ltd.(*)	8,880,117	8,053,840	218,945	(30,349)	(38,293)
Woori Investment Bank Co., Ltd.	4,332,474	3,803,594	256,079	62,937	62,275
Woori Asset Trust Co., Ltd.	185,634	56,396	79,426	35,312	35,954
Woori Asset Management Corp.	136,460	23,411	26,158	6,797	6,313
Woori Credit Information Co., Ltd.	40,860	9,830	40,010	1,879	1,600
Woori Fund Service Co., Ltd.	18,957	2,172	13,346	2,563	2,563
Woori Private Equity Asset Management Co., Ltd.	38,035	2,009	4,773	823	768
Woori Global Asset Management Co., Ltd.	37,935	9,807	10,652	(1,449)	(1,449)
Woori FIS Co., Ltd.	97,479	59,577	249,169	2,013	1,935
Woori Finance Research Institute Co., Ltd.	7,232	3,689	6,223	105	95

(*)	Net income (loss) attributable to owners of Woori Financial Capital for the year ended December 31, 2020 has been prepared on a cumulative basis since entity was included as the subsidiary.

(5)	The financial support that the Group provides to consolidated structured entities is as follows:

•	Structured entity for asset securitization

The structured entity which is established for the purpose of securitization of project financing loans, corporate bonds, and other financial assets. The Group is involved with the structured entity through provision of credit facility over asset-backed commercial papers issued by the entity, originating loans directly to the structured entity, or purchasing 100% of the subordinated debts issued by the structured entity.

•	Structured entity for the investments in securities

The structured entity is established for the purpose of investments in securities. The Group acquires beneficiary certificates through its contribution of funding to the structured entity by the Group, and it is exposed to the risk that it may not be able to recover its fund depending on the result of investment performance of asset managers of the structured entity.

•	Money trust under the Financial Investment Services and Capital Markets Act

The Group provides with financial guarantee of principal and interest or solely principal to some of its trust products. Due to the financial guarantees, the Group may be obliged when the principal and interest or principal of the trust product sold is short of the guaranteed amount depending on the result of investment performance of the trust product.

As of December 31, 2020, the Group provides 2,540,760 million Won of credit facilities for the structured entities mentioned above.

(6)

The Group has entered into various agreements with structured entities such as asset securitization, structured finance, investment fund, and monetary trust. The characteristics and the nature of risks related to unconsolidated structured entities over which the Group does not have control in accordance with IFRS 10 are as follows:

The interests in unconsolidated structured entities that the Group hold are classified into asset securitization vehicles, structured finance, investment fund and real-estate trust, based on the nature and the purpose of each structured entity.

Unconsolidated structured entities classified as ‘asset securitization vehicles’ are entities that issue asset-backed securities, pay the principal and interest or distributes dividends on asset-backed securities through borrowings or profits from the management, operation and sale of securitized assets. The Group has been purchasing commitments of asset-backed securities or issuing asset-backed securities through credit grants, and the structured entities recognize related interest or fee revenue. There are entities that provide additional funding and conditional debt acquisition commitments before the Group’s financial support, but the Group is still exposed to losses arising from the purchase of financial assets issued by the structured entities when it fails to renew the securities.

Unconsolidated structured entities classified as ‘structured financing’ include real estate project financing investment vehicle, social overhead capital companies, and special purpose companies for ship (aircraft) financing. Each entity is incorporated as a separate company with a limited purpose in order to efficiently pursue business goals. ‘Structured financing’ is a financing method for large-scale risky business, with investments made based on feasibility of the specific business or project, instead of credit of business owner or physical collaterals. The investors receive profits from the operation of the business. The Group recognizes interest revenue, profit or loss from assessment or transactions of financial instruments, or dividend income. With regard to uncertainties involving structured financing, there are entities that provide financial support such as additional fund, guarantees and prioritized credit grants prior to the Group’s intervention, but the Group is exposed to possible losses due to loss of principal from reduction in investment value or irrecoverable loans arising from failure to collect scheduled cash flows and cessation of projects.

Unconsolidated structured entities classified as ‘investment funds’ include investment trusts and private equity funds. An investment trust orders the investment and operation of funds to the trust manager in accordance with trust contract with profits distributed to the investors. Private equity funds finances money required to acquire equity securities to enable direction of management and/or improvement of ownership structure, with profit distributed to the investors. The Group recognizes pro rata amount of valuation gain or loss on investment and dividend income as an investor and may be exposed to losses due to reduction in investment value. Short-term investments in MMF as of December 31, 2019 and 2020 are 47,502 million Won and 427,375 million Won, respectively, and there is no additional commitments.

‘Real estate trust’ is to be entrusted the underlying property for the purpose of managing, disposing, operating or developing from the consignor who owns the property and distributes the proceeds achieved through the trust to the beneficiary. When the consignee does not fulfill his or her important obligations in the trust contract or it is, in fact, difficult to run the business, the Group may be exposed to the threat of compensating the loss.

The total assets of the unconsolidated structured entity held by the Group, the carrying amount of the items recognized in the consolidated financial statements, the maximum loss exposure, and the losses from the unconsolidated structured entity are as follows. The maximum loss exposure includes the amount of investment recognized in the consolidated financial statements and the amount that is likely to be confirmed in the future when satisfies certain conditions by contracts such as purchase arrangements, credit offerings. As of December 31, 2019 and 2020, the purchase commitment amount is 2,264,510 million Won and 4,266,319 million Won, respectively.

	December 31, 2019
	Asset securitization vehicle	Structured Finance	Investment Funds	Real-estate trust
Total asset of the unconsolidated structured entities	8,230,254	62,879,421	18,265,273	152,257
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	5,128,616	2,982,217	1,411,639	57,928
Financial assets at FVTPL	324,414	28,834	1,109,621	655
Financial assets at FVTOCI	2,006,230	42,305	—	—
Financial assets at amortized cost	2,796,695	2,897,620	120,072	57,273
Investments in joint ventures and associates	—	7,475	181,946	—
Derivative assets	1,277	5,983	—	—
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	184	1,291	—	2,808
Derivative liabilities	—	15	—	—
Other liabilities (provisions)	184	1,276	—	2,808
The maximum exposure to risks	5,561,394	3,532,539	1,457,398	77,117
Investment assets	5,128,616	2,982,217	1,411,639	57,928
Credit facilities and others	432,778	550,322	45,759	19,189
Loss recognized on unconsolidated structured entities	—	4,660	34,312	5,218

	December 31, 2020
	Asset securitization vehicle	Structured Finance	Investment Funds	Real-estate trust
Total asset of the unconsolidated structured entities	3,900,254	69,010,369	44,629,638	76,772
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	648,700	4,291,535	3,350,605	22,402
Financial assets at FVTPL	374,231	167,271	2,922,716	—
Financial assets at FVTOCI	163,808	41,378	—	—
Financial assets at amortized cost	109,008	4,072,321	39,955	22,402
Investments in joint ventures and associates	—	5,958	387,902	—
Derivative assets	1,653	4,607	32	—
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	130	963	—	400
Other liabilities (provisions)	130	963	—	400
The maximum exposure to risks	970,628	5,366,037	3,438,924	65,722
Investment assets	648,700	4,291,535	3,350,605	22,402
Credit facilities and others	321,928	1,074,502	88,319	43,320
Loss recognized on unconsolidated structured entities	—	6,079	25,454	2,363

(7)

As of December 31, 2019 and 2020, the share of non-controlling interests on the net income and equity of subsidiaries in which non-controlling interests are significant are as follows (Unit: Korean Won in millions):

1) Accumulated non-controlling interests at the end of the reporting period

	December 31, 2019	December 31, 2020
Woori Bank(*)	3,660,814	3,105,070
Woori Financial Capital Co., Ltd.	—	166,369
Woori Investment Bank Co., Ltd.	151,170	222,289
Woori Asset Trust Co., Ltd.	40,161	49,738
Woori Asset Management Corp	29,800	31,369
PT Bank Woori Saudara Indonesia 1906 Tbk	83,315	79,890
Wealth Development Bank	18,524	19,521

(*)	Hybrid securities issued by Woori Bank

2) Net income attributable to non-controlling interests

	For the years ended December 31
	2018	2019	2020
Woori Bank(*)	—	134,421	162,362
Woori Financial Capital Co., Ltd.	—	—	1,466
Woori Investment Bank Co., Ltd.	10,262	21,588	25,643
Woori Asset Trust Co., Ltd.	—	—	9,732
Woori Asset Management Corp	—	408	1,699
PT Bank Woori Saudara Indonesia 1906 Tbk	8,126	8,502	6,040
Wealth Development Bank	39	427	1,130

(*)	Distribution of the hybrid securities issued by Woori Bank

3) Dividends to non-controlling interests

	For the years ended December 31
	2018	2019	2020
Woori Bank(*)	—	134,421	162,362
Woori Asset Trust Co., Ltd.	—	—	365
PT Bank Woori Saudara Indonesia 1906 Tbk	2,082	1,981	1,669

(*)	Distribution of the hybrid securities issued by Woori Bank